UNITED STATES
                         SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.  20549

                                      FORM 13F

                                 FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [   ];  Amendment Number:
This Amendment (Check only one.):       [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Quaker Capital Management Corporation
Address:        601 Technology Drive, Suite 310
                Canonsburg, PA  15317

13F File Number:     028-03862

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Andrew I. Clark
Title:          Chief Compliance Officer
Phone:          412-281-1948

Signature, Place, and Date of Signing:

   /s/  Andrew I. Clark       Canonsburg, Pennsylvania        May 15, 2009

Report Type (Check only one.):

[X  ]           13F HOLDINGS REPORT

[   ]           13F NOTICE

[   ]           13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:         NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
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                                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:         60

Form 13F Information Table Value Total:         $368,300,854

List of Other Included Managers:

NONE
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
       Name of Issuer        Class  CUSIP        Value ($)   Shares     InvDscn  Oth  VoteSole  VoteShd.

3M Company                   Com    88579Y101     9,659,801    194,284  Sole            91,300   102,984
Acergy S.A.                  Com    00443E104       948,488    153,477  Sole                 0   153,477
American Eagle Outfitters    Com    02553E106     5,464,621    446,456  Sole           186,800   259,656
American Express Company     Com    025816109    12,879,287    944,922  Sole           622,500   322,422
Armstrong World Industries I Com    04247X102     5,374,631    488,159  Sole           236,600   251,559
Bank of New York Mellon Corp Com    064058100    10,944,530    387,417  Sole           187,100   200,317
Barrick Gold Corp.           Com    067901108     6,246,361    192,670  Sole                 0   192,670
Calamp Corp.                 Com    128126109       569,511  1,035,475  Sole         1,035,475         0
Capital One Financial        Com    14040H105     9,014,564    736,484  Sole           341,300   395,184
Ceragon Networks Ltd         Com    M22013102       433,500    102,000  Sole           102,000         0
Charming Shoppes Inc         Com    161133103     5,040,147  3,600,105  Sole         1,120,600 2,479,505
Cisco Systems                Com    17275R102    14,006,706    835,224  Sole           367,400   467,824
Clearwire Corp.              Com    18538Q105    17,475,207  3,393,244  Sole         2,791,400   601,844
Corning Inc.                 Com    219350105    15,230,138  1,147,712  Sole           655,400   492,312
Dana Holding Corp            Com    235825205       618,269  1,344,064  Sole           774,200   569,864
Direct TV Group              Com    25459L106    11,129,998    488,372  Sole           155,300   333,072
Dish Network Corp.           Com    25470M109    13,533,869  1,218,170  Sole           793,700   424,470
Domtar Inc.                  Com    257559104     2,338,758  2,461,850  Sole         1,883,500   578,350
Dress Barn Inc.              Com    261570105     4,287,022    348,822  Sole            20,250   328,572
Ebay Inc.                    Com    278642103    19,649,718  1,564,468  Sole           839,600   724,868
EMC Corp.                    Com    268648102       551,190     48,350  Sole                 0    48,350
Fairchild Semiconductor      Com    303726103     1,583,385    424,500  Sole           424,500         0
FiberTower Corp.             Com    31567R100       367,904  1,886,689  Sole         1,295,387   591,302
First Marblehead Corp.       Com    320771108       253,427    196,455  Sole                 0   196,455
Franklin Resources Inc.      Com    354613101     3,038,268     56,400  Sole            56,400         0
Gannett Co. Inc              Com    364730101       348,394    158,361  Sole                 0   158,361
General Electric             Com    369604103     7,730,671    764,656  Sole           450,000   314,656
Goodrich Corporation         Com    382388106     2,739,447     72,300  Sole            72,300         0
Grace W.R. & Co.             Com    38388F108     3,599,240    569,500  Sole           569,500         0
HSN Inc.                     Com    404303109     4,334,274    843,244  Sole           593,072   250,172
JP Morgan Chase & Co.        Com    46625H100    15,893,564    597,952  Sole           395,400   202,552
Kaiser Aluminum              Com    483007704     5,341,160    231,019  Sole            77,800   153,219
Legg Mason Inc.              Com    524901105     3,555,240    223,600  Sole            67,500   156,100
Methode Electronics Inc.     Com    591520200        86,278     24,100  Sole            24,100         0
Microsoft Corp.              Com    594918104     4,258,791    231,834  Sole                 0   231,834
Miller Herman Inc.           Com    600544100     2,001,735    187,780  Sole            54,000   133,780
Monster Worldwide Inc.       Com    611742107     8,887,657  1,090,510  Sole           717,200   373,310
Municipal Mtg & Eqty         Com    62624B101       101,001    288,575  Sole                 0   288,575
NCR Corp.                    Com    62886E108    13,072,304  1,644,315  Sole           884,900   759,415
Nokia Corp.                  Com    654902204     7,093,971    607,881  Sole           172,900   434,981
Noven Pharmaceutical Inc.    Com    670009109     6,553,041    691,249  Sole           194,000   497,249
Penn National Gaming         Com    707569109     6,777,939    280,660  Sole           152,700   127,960
Performance Technologies Inc Com    71376K102     4,144,699  1,594,115  Sole         1,594,115         0
PNC Financial Services Group Com    693475105    12,376,402    422,547  Sole           256,600   165,947
Precision Castparts Corp.    Com    740189105     3,902,964     65,158  Sole            31,900    33,258
QLT Inc.                     Com    746927102       705,522    398,600  Sole           398,600         0
Schering Plough Corp         Com    806605101    14,691,502    623,843  Sole           318,100   305,743
Spectrum Control             Com    847615101       726,269    103,310  Sole                 0   103,310
Sprint Nextel                Com    852061100    14,613,807  4,093,503  Sole         3,078,700 1,014,803
Time Warner Cable Inc.       Com    88732J207     4,474,466    180,422  Sole           101,123    79,299
Time Warner Inc.             Com    887317303    13,881,834    719,266  Sole           402,863   316,403
Tollgrade Communications     Com    889542106       268,064     46,218  Sole                 0    46,218
TTM Technologies             Com    87305R109     1,164,060    200,700  Sole           200,700         0
Tyco International Ltd.      Com    H89128104     5,374,755    274,783  Sole           184,500    90,283
US Bancorp                   Com    902973304    13,376,638    915,581  Sole           469,500   446,081
Wal-Mart Stores              Com    931142103     5,071,080     97,334  Sole                 0    97,334
Walt Disney Co.              Com    254687106     2,761,591    152,070  Sole                 0   152,070
Wells Fargo 7.5% Pfd L       Com    949746804     4,193,078      8,754  Sole                 0     8,754
Winn-Dixie Stores            Com    974280307     2,541,717    265,870  Sole           153,200   112,670
WSFS Financial               Com    929328102     1,018,399     45,546  Sole                 0    45,546

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